Cash and cash equivalents and Restricted cash (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents at fair value	$ 29,321	$ 26,254
Amount pledged as collaterals	2,450	2,450
Restricted cash at fair value	2,450	2,450
Non current restricted cash	2,000	2,000
Current restricted cash	$ 450	$ 450